Other Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Assets
25.	OTHER ASSETS

	Note	2019	2020
Intangible assets	(i)	11,324	10,974
Prepaid services charges for transmission lines and electricity cables and other services		995	1,281
VAT recoverable	(ii)	216	442
Others		1,273	1,894

		13,808	14,591

(i)	Intangible assets

	Computer software	Others	Total
Cost:
At January 1, 2019	28,956	3,405	32,361
Additions	174	21	195
Transfer from CIP	3,956	205	4,161
Disposals	(1,728)	(53)	(1,781)

At December 31, 2019	31,358	3,578	34,936
Additions	145	13	158
Transfer from CIP	4,097	399	4,496
Disposals	(3,596)	(103)	(3,699)

At December 31, 2020	32,004	3,887	35,891

Accumulated amortization and impairment:
At January 1, 2019	(19,745)	(1,460)	(21,205)
Amortization charge for the year	(3,736)	(427)	(4,163)
Disposals	1,708	48	1,756

At December 31, 2019	(21,773)	(1,839)	(23,612)
Amortization charge for the year	(4,331)	(509)	(4,840)
Disposals	3,447	88	3,535

At December 31, 2020	(22,657)	(2,260)	(24,917)

Net book value:
At December 31, 2020	9,347	1,627	10,974

At December 31, 2019	9,585	1,739	11,324

(ii)
VAT recoverable includes input VAT and prepaid VAT which will likely be deducted beyond one year. VAT recoverable which will be deducted within one year are included in “Prepayments and other current assets”. See Note 28(i).